/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending , March 31, 2000

MFS Charter Income Trust

Date         Identification   Shares         Repurchase      NAV     Broker
             of Security      Repurchased    Price
3/8/00       Shares of        3,800          8.0625          9.72    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
3/9/00       Shares of        16,300         8.0625          9.75    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
3/10/00      Shares of        42,500         8.125           9.74    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
3/16/00      Shares of        15,000         7.9375          9.70    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
3/17/00      Shares of        16,400         7.875           9.71    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
3/20/00      Shares of        900            7.9375          9.72    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
3/20/00      Shares of        99,100         8.000           9.72    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
3/21/00      Shares of        20,000         8.000           9.73    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
3/22/00      Shares of        13,400         8.000           9.72    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
3/23/00      Shares of        6,300          8.0625          9.74    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
3/27/00      Shares of        20,000         8.0625          9.71    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
3/28/00      Shares of        4,000          8.0625          9.71    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
3/28/00      Shares of        46,000         8.125           9.71    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
3/30/00      Shares of        6,400          8.125           9.71    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
3/30/00      Shares of        20,000         8.125           9.71    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
3/31/00      Shares of        20,000         8.1875          9.72    Salomon
             Beneficial                                              Smith
             Interest                                                Barney






Total Shares Repurchased:  350,100
Remarks: None.

MFS Charter Income Trust

by:  W. Thomas London

         W. Thomas London
                                    Treasurer